Earnings Per Share (Tables)	12 Months Ended
Mar. 31, 2019
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Summary of Earnings Per Share

The following table shows the income and share data used in the basic and diluted earnings per share calculations for the fiscal years ended March 31, 2019, 2018 and 2017.

	For the fiscal year ended March 31,
	2019	2018	2017
	(In millions, except number of shares and per share data)
Basic:
Profit attributable to shareholders of the Company	¥541,932	¥759,998	¥627,870
Weighted average number of common stock in issue (in thousands of shares)	1,397,599	1,410,442	1,369,231

Basic earnings per share	¥387.76	¥538.84	¥458.56

Diluted:
Profit attributable to the common shareholders of the Company	¥541,932	¥759,998	¥627,870
Impact of dilutive potential ordinary shares issued by subsidiaries	(19)	(10)	(11)

Net profit used to determine diluted earnings per share	¥541,913	¥759,988	¥627,859

Weighted average number of common stock in issue (in thousands of shares)	1,397,599	1,410,442	1,369,231
Adjustments for stock options (in thousands of shares)	924	1,052	1,093

Weighted average number of common stock for diluted earnings per share (in thousands of shares)	1,398,523	1,411,494	1,370,324

Diluted earnings per share	¥387.49	¥538.43	¥458.18